Short-term borrowings	12 Months Ended
Dec. 31, 2012
Short-term Borrowings Disclosure [Abstract]
Short-term borrowings
Short-term borrowings

	December 31,
(Millions of dollars)	2012	2011	2010
Machinery and Power Systems:
Notes payable to banks	$484	$93	$204
Notes payable to certain former shareholders of Siwei	152	—	—
Commercial paper	—	—	—
	636	93	204
Financial Products:
Notes payable to banks	418	527	479
Commercial paper	3,654	2,818	2,710
Demand notes	579	550	663
	4,651	3,895	3,852
Total short-term borrowings	$5,287	$3,988	$4,056

The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2012	2011	2010
Notes payable to banks	5.8%	7.2%	4.1%
Commercial paper	0.6%	1.0%	1.5%
Demand notes	0.8%	0.9%	1.1%

The notes payable to certain former shareholders of Siwei do not bear interest. Please refer to Note 23 for more information. Please refer to Note 17 and Table III for fair value information on short-term borrowings.